Pay vs Performance Disclosure pure in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:
Pay Versus Performance Table for 2022
Year (a)	Summary Compensation Table Total for CEO(1) (b)	Compensation Actually Paid(4) (c)	Summary Compensation Table Total for CEO(2) (d)	Compensation Actually Paid(4) (e)	Summary Compensation Table Total for CEO(3) (f)	Compensation Actually Paid(4) (g)	Average Summary Compensation Table Total for Other NEOs(5) (h)	Average Compensation Actually Paid to Other NEOs(6) (i)	Value of Initial Fixed $100 Investment Based on:		Net Income(9) ($ in thousands) (l)	Pre-Tax Income(10) ($ in thousands) (m)
									Cumulative TSR(7) (j)	NASDAQ Bank Index(8) (k)
2022	n/a	n/a	$1,510,963	$1,502,691	$1,197,014	$1,310,688	$622,794	$650,479	$113.48	$101.92	$66,555	$94,366
2021	$1,756,569	$1,498,586	$1,659,046	$1,754,118	n/a	n/a	$753,751	$839,014	$101.17	$124.84	$47,700	$65,870
2020	$1,237,428	$1,076,898	n/a	n/a	n/a	n/a	$785,615	$588,764	$73.19	$89.37	$35,299	$49,068
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Keith A. Wilton (Former President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2021 and 2020.” Mr. Wilton retired from the Company on March 12, 2021.

(2)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Walter T. Kaczmarek (Former President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2022 and 2021.” Mr. Kaczmarek served as the President and Chief Executive Officer in 2019 until he retired in August of 2019. He was not an officer or employee of the Company in 2020. He rejoined the Company on March 15, 2021 and retired on September 15, 2022, but remained on the Board. Mr. Kaczmarek will not stand for reelection to the Board at the Annual Meeting.

(3)
The dollar amounts reported in column (f) are the amounts of total compensation reported for Robertson Clay Jones (President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2022.” Mr. Jones was promoted to President and Chief Executive Officer effective September 15, 2022.

(4)
The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid” to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to (1) Mr. Wilton’s, (2) Mr. Kaczmarek’s, and (3) Mr. Jones’s total compensation for each year to determine the compensation actually paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Reported Summary Compensation Table Total for CEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Fair Value of Awards Forfeited (e)	Compensation Actually Paid to CEO
(1)	2022	—	—	—	—	—	—	—
	2021	$1,756,569	—	$46,772	—	—	$(304,755)	$1,498,586
	2020	$1,237,428	$(330,000)	$169,470	—	—	—	$1,076,898
(2)	2022	$1,510,963	$(539,996)	$531,724	—	—	—	$1,502,691
	2021	$1,659,046	$(540,000)	$635,072	—	—	—	$1,754,118
	2020	—	—	—	—	—	—	—
(3)	2022	$1,197,014	$(488,996)	$569,915	—	$32,755	—	$1,310,688
	2021	—	—	—	—	—	—	—
	2020	—	—	—	—	—	—	—
(a)
The “reported grant date fair value of equity awards” represents the amount reported in the “Stock Awards” column in the “Summary Compensation Table” for 2020 to 2022.

(b)
The “equity award adjustments” for each applicable year include the addition or (subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year and (ii) change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at the end of current fiscal year; (iii) change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year; (iv) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; and (v) Dividends paid on unvested shares/share units and stock options. Note that for calculation purposes dividends on unvested restricted stock are already included in the “Summary Compensation Table” under “All Other Comp.” for the applicable year. The fair value for all unvested equity awards is based on restricted stock awards with vesting periods of three and four years. The amounts deducted or added in calculating the “equity award adjustments” are as follows for (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in The Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
(1)	2022	—	—	—	—	—	—
	2021	—	—	$46,772	—	—	$46,772
	2020	$328,518	$(88,438)	$(70,610)	—	—	$169,470
(2)	2022	—	—	$(34,219)	$565,943	—	$531,724
	2021	$533,300	$44,773	$56,999	—	—	$635,072
	2020	—	—	—	—	—	—
(3)	2022	$560,716	$13,096	$(3,897)	—	—	$569,915
	2021	—	—	—	—	—	—
	2020	—	—	—	—	—	—
(c)
The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the “Summary Compensation Table” for the applicable year.

(d)
The total “pension benefit adjustments” for each applicable year include the aggregate of two components: (i) the actuarially determined pension service cost for services rendered by the CEOs during the applicable year (the “SERP service cost”) and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “SERP Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts included in this column is the SERP service cost for services rendered by Mr. Jones during 2022.

(e)
The amounts in this column reflect the fair value of awards forfeited by Mr. Wilton when he retired from the Company on March 12, 2021. The Fair value of forfeited awards are determined at the end of the prior year for awards made in prior fiscal years that were forfeited during the current fiscal year.

(5)
The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEOs) in the “Total” column of the ”Summary Compensation Table” for 2022, 2021 and 2020. The names of the NEOs for each applicable year are as follows:

Year	Other NEOs	Position
2022	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Janice Y. Coonley	Executive Vice President & Chief People and Diversity Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
2021	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	President and Chief Operating Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
2020	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	Executive Vice President & President of Community Business Bank Group of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
(6)
The dollar amounts reported in column (i) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEOs) as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding the CEOs) included for the purposes of calculating the average amounts in each applicable year are the same as the table noted in footnote (5) above. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the CEOs) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote (4).

Year	Average Reported Summary Compensation Table Total for NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Fair Value of Awards Forfeited	Average Compensation Actually Paid to NEOs
2022	$622,794	$(151,996)	$179,681	—	—	—	$650,479
2021	$753,751	$(162,275)	$232,544	$(21,925)	$36,919	—	$839,014
2020	$785,615	$(115,964)	$42,875	$(190,950)	$67,188	—	$588,764
(a)
The amounts deducted or added in calculating the total average equity award adjustments were determined In the same method described in footnote (4)b above and are as follows:

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$177,057	$10,798	$(8,174)	—	—	$179,681
2021	$160,262	$40,836	$31,446	—	—	$232,544
2020	$115,443	$(40,684)	$(31,884)	—	—	$42,875
(b)
The amounts added in calculating the total average pension benefit adjustments are as follows:

Year	Average Pension Service Cost	Average SERP Prior Service Cost	Average SERP Service Cost	Total Average Pension Benefit Adjustments
2022	—	—	—	—
2021	—	—	$36,919	$36,919
2020	—	$36,244	$30,944	$67,188
(7)
Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2019 and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(8)
Represents a cumulative three-year total return of shareholders of a peer group calculated using the same method described in footnote (7). For 2020, 2021 and 2022, the peer group used is the “NASDAQ Bank Index” as listed under Item 5 of our Annual Report on Form 10-K for the years ended December 31, 2020, 2021 and 2022, respectively.

(9)
The dollar amounts reported represent the amount of net income (in thousands) reflected in the Company’s audited consolidated financial statements for the applicable year.

(10)
Pre-tax income has been chosen as a “Selected Performance Measure.” While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Pre-tax income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name		Pre-TaxIncome
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Keith A. Wilton (Former President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2021 and 2020.” Mr. Wilton retired from the Company on March 12, 2021.

(2)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Walter T. Kaczmarek (Former President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2022 and 2021.” Mr. Kaczmarek served as the President and Chief Executive Officer in 2019 until he retired in August of 2019. He was not an officer or employee of the Company in 2020. He rejoined the Company on March 15, 2021 and retired on September 15, 2022, but remained on the Board. Mr. Kaczmarek will not stand for reelection to the Board at the Annual Meeting.

(3)
The dollar amounts reported in column (f) are the amounts of total compensation reported for Robertson Clay Jones (President and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2022.” Mr. Jones was promoted to President and Chief Executive Officer effective September 15, 2022.
(5)
The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEOs) in the “Total” column of the ”Summary Compensation Table” for 2022, 2021 and 2020. The names of the NEOs for each applicable year are as follows:

Year	Other NEOs	Position
2022	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Janice Y. Coonley	Executive Vice President & Chief People and Diversity Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
	Deborah K. Reuter	Executive Vice President & Chief Risk Officer and Corporate Secretary
2021	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	President and Chief Operating Officer of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer
2020	Michael E. Benito	Executive Vice President /Business Banking Manager of Heritage Bank of Commerce
	Margo G. Butsch	Executive Vice President & Chief Credit Officer of Heritage Bank of Commerce
	Robertson Clay Jones	Executive Vice President & President of Community Business Bank Group of Heritage Bank of Commerce
	Lawrence D. McGovern	Executive Vice President & Chief Financial Officer

Peer Group Issuers, Footnote [Text Block]
(8)
Represents a cumulative three-year total return of shareholders of a peer group calculated using the same method described in footnote (7). For 2020, 2021 and 2022, the peer group used is the “NASDAQ Bank Index” as listed under Item 5 of our Annual Report on Form 10-K for the years ended December 31, 2020, 2021 and 2022, respectively.

PEO Total Compensation Amount		$ 1,197,014
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid” to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to (1) Mr. Wilton’s, (2) Mr. Kaczmarek’s, and (3) Mr. Jones’s total compensation for each year to determine the compensation actually paid to (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Reported Summary Compensation Table Total for CEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Fair Value of Awards Forfeited (e)	Compensation Actually Paid to CEO
(1)	2022	—	—	—	—	—	—	—
	2021	$1,756,569	—	$46,772	—	—	$(304,755)	$1,498,586
	2020	$1,237,428	$(330,000)	$169,470	—	—	—	$1,076,898
(2)	2022	$1,510,963	$(539,996)	$531,724	—	—	—	$1,502,691
	2021	$1,659,046	$(540,000)	$635,072	—	—	—	$1,754,118
	2020	—	—	—	—	—	—	—
(3)	2022	$1,197,014	$(488,996)	$569,915	—	$32,755	—	$1,310,688
	2021	—	—	—	—	—	—	—
	2020	—	—	—	—	—	—	—
(a)
The “reported grant date fair value of equity awards” represents the amount reported in the “Stock Awards” column in the “Summary Compensation Table” for 2020 to 2022.

(b)
The “equity award adjustments” for each applicable year include the addition or (subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year and (ii) change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at the end of current fiscal year; (iii) change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year; (iv) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; and (v) Dividends paid on unvested shares/share units and stock options. Note that for calculation purposes dividends on unvested restricted stock are already included in the “Summary Compensation Table” under “All Other Comp.” for the applicable year. The fair value for all unvested equity awards is based on restricted stock awards with vesting periods of three and four years. The amounts deducted or added in calculating the “equity award adjustments” are as follows for (1) Mr. Wilton, (2) Mr. Kaczmarek, and (3) Mr. Jones, respectively:

	Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in The Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
(1)	2022	—	—	—	—	—	—
	2021	—	—	$46,772	—	—	$46,772
	2020	$328,518	$(88,438)	$(70,610)	—	—	$169,470
(2)	2022	—	—	$(34,219)	$565,943	—	$531,724
	2021	$533,300	$44,773	$56,999	—	—	$635,072
	2020	—	—	—	—	—	—
(3)	2022	$560,716	$13,096	$(3,897)	—	—	$569,915
	2021	—	—	—	—	—	—
	2020	—	—	—	—	—	—
(c)
The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the “Summary Compensation Table” for the applicable year.

(d)
The total “pension benefit adjustments” for each applicable year include the aggregate of two components: (i) the actuarially determined pension service cost for services rendered by the CEOs during the applicable year (the “SERP service cost”) and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “SERP Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts included in this column is the SERP service cost for services rendered by Mr. Jones during 2022.

(e)
The amounts in this column reflect the fair value of awards forfeited by Mr. Wilton when he retired from the Company on March 12, 2021. The Fair value of forfeited awards are determined at the end of the prior year for awards made in prior fiscal years that were forfeited during the current fiscal year.

Non-PEO NEO Average Total Compensation Amount		$ 622,794	$ 753,751	$ 785,615
Non-PEO NEO Average Compensation Actually Paid Amount		$ 650,479	839,014	588,764
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
The dollar amounts reported in column (i) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEOs) as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding the CEOs) included for the purposes of calculating the average amounts in each applicable year are the same as the table noted in footnote (5) above. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the CEOs) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote (4).

Year	Average Reported Summary Compensation Table Total for NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Fair Value of Awards Forfeited	Average Compensation Actually Paid to NEOs
2022	$622,794	$(151,996)	$179,681	—	—	—	$650,479
2021	$753,751	$(162,275)	$232,544	$(21,925)	$36,919	—	$839,014
2020	$785,615	$(115,964)	$42,875	$(190,950)	$67,188	—	$588,764
(a)
The amounts deducted or added in calculating the total average equity award adjustments were determined In the same method described in footnote (4)b above and are as follows:

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$177,057	$10,798	$(8,174)	—	—	$179,681
2021	$160,262	$40,836	$31,446	—	—	$232,544
2020	$115,443	$(40,684)	$(31,884)	—	—	$42,875
(b)
The amounts added in calculating the total average pension benefit adjustments are as follows:

Year	Average Pension Service Cost	Average SERP Prior Service Cost	Average SERP Service Cost	Total Average Pension Benefit Adjustments
2022	—	—	—	—
2021	—	—	$36,919	$36,919
2020	—	$36,244	$30,944	$67,188

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid vs. the Company’s TSR
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
Though, the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of pre-tax income which is a measure used in the overall executive compensation program.
Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Pre-Tax Income
The Company uses pre-tax income as a performance measure in the overall executive compensation program including equity awards.
Compensation Actually Paid vs. Pre-Tax Income

Total Shareholder Return Vs Peer Group [Text Block]		Cumulative TSR vs. Peer Group Index Cumulative TSR vs Peer Group Index
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the section captioned “Executive Compensation—Compensation Discussion and Analysis” The Company’s executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. The metrics that the Company uses for both annual incentive compensation and long-term incentive awards are selected based on an objective of incentivizing our CEO and NEOs (excluding the CEO) to increase shareholder value. The metrics are also correlated with the Company’s strategic plan as approved each year by the Board. Changes in shareholder value are reflected in compensation actually paid above through the fair value of the Company’s equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in the Company’s common share price from $8.87 at December 31, 2020 to $11.94 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in the Company’s common share price from $11.94 at December 31, 2021 to $13.00 at December 31, 2022. The most important financial performance measures used by the Company to link executive compensation actually paid to the CEO and other NEOs (excluding the CEO) for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Pre-tax Income

•
Nonperforming Assets

•
Loan Growth

•
Deposit Growth

Total Shareholder Return Amount		$ 113.48	101.17	73.19
Peer Group Total Shareholder Return Amount		101.92	124.84	89.37
Net Income (Loss)		$ 66,555,000	$ 47,700,000	$ 35,299,000
Company Selected Measure Amount		94,366	65,870	49,068
PEO Name	Robertson Clay Jones
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Pre-tax Income
Non-GAAP Measure Description [Text Block]
(10)
Pre-tax income has been chosen as a “Selected Performance Measure.” While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Pre-tax income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year, to the Company’s performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Nonperforming Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Loan Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Deposit Growth
Walter T. Kaczmarek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,510,963	$ 1,659,046
PEO Actually Paid Compensation Amount		1,502,691	1,754,118
Walter T. Kaczmarek [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		531,724	635,072
Walter T. Kaczmarek [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(539,996)	(540,000)
Walter T. Kaczmarek [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(34,219)	56,999
Walter T. Kaczmarek [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			533,300
Walter T. Kaczmarek [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			44,773
Walter T. Kaczmarek [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		565,943
Robertson Clay Jones [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,197,014
PEO Actually Paid Compensation Amount		1,310,688
Robertson Clay Jones [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		569,915
Robertson Clay Jones [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(488,996)
Robertson Clay Jones [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		32,755
Robertson Clay Jones [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,897)
Robertson Clay Jones [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		560,716
Robertson Clay Jones [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,096
Keith A. Wilton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,756,569	$ 1,237,428
PEO Actually Paid Compensation Amount			1,498,586	1,076,898
Keith A. Wilton [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			46,772	169,470
Keith A. Wilton [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			46,772	(70,610)
Keith A. Wilton [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				328,518
Keith A. Wilton [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(88,438)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		179,681	232,544	42,875
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(151,996)	(162,275)	(115,964)
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			36,919	67,188
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,174)	31,446	(31,884)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		177,057	160,262	115,443
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 10,798	40,836	(40,684)
Non-PEO NEO [Member] | Pension Adjustments Change in the Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(21,925)	(190,950)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			36,919	30,944
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				36,244
Keith A. Wilton [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			46,772	169,470
Keith A. Wilton [Member] | Equity Award Adjustment Change In Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (304,755)
Keith A. Wilton [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (330,000)